Investment Objectives and Goals	Oct. 31, 2025
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Prospectus [Line Items]
Risk/Return [Heading]	Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF (prior to taking into account management fees and other fees) while providing a maximum loss of 5% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from January 1, 2026 through March 31, 2026.

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 48.65% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2025 to June 30, 2026.

Innovator Buffer Step-Up Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Buffer Step-Up Strategy ETF™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with investment exposure to the return of an ETF that tracks the returns, before fees and expenses, of an index of large capitalization U.S. equity securities (the “Underlying ETF”), subject to potential investment gains up to a limit (prior to taking into account management fees and other fees), while providing the potential for downside protection against investment losses up to a limit (prior to taking into account management fees and other fees).

Innovator Defined Wealth Shield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Defined Wealth Shield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the return of the Underlying ETF, up to the upside cap of 2.09% (prior to taking into account management fees and other Fund operating expenses) while seeking to provide a buffer against the first 20% (prior to taking into account management fees and other Fund operating expenses) of Underlying ETF losses, over the period from January 1, 2026 to March 31, 2026.

Innovator Emerging Markets 10 Buffer ETF - Quarterly
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Emerging Markets 10 Buffer ETF™ – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the return of the Underlying ETF, up to the upside cap of 3.07% (prior to taking into account management fees and other fees) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from January 1, 2026 through March 31, 2026.

Innovator Hedged Nasdaq-100 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Hedged Nasdaq-100® ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation and a level of hedged downside protection.
Innovator International Developed 10 Buffer ETF - Quarterly
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed 10 Buffer ETF™ – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the return of the Underlying ETF, up to the upside cap of 2.49% (prior to taking into account management fees and other fees) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from January 1, 2026 through March 31, 2026.

Innovator Nasdaq-100 10 Buffer ETF - Quarterly
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the return of the Underlying ETF, up to the upside cap of 3.79% (prior to taking into account management fees and other fees) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from January 1, 2026 through March 31, 2026.

Innovator Power Buffer Step-Up Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Power Buffer Step-Up Strategy ETF™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with investment exposure to the return of an ETF that tracks the returns, before fees and expenses, of an index of large capitalization U.S. equity securities (the “Underlying ETF”), subject to potential investment gains up to a limit (prior to taking into account management fees and other fees), while providing the potential for downside protection against investment losses up to a limit (prior to taking into account management fees and other fees).

Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Uncapped Bitcoin 20 Floor ETF® – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with investment results that participate in a percentage of any positive price returns of bitcoin (prior to taking into account management fees, shareholder transaction fees, brokerage commissions, taxes and any extraordinary expenses incurred by the Fund) while providing a maximum loss of 20% of any bitcoin price return losses (prior to taking into account management fees, shareholder transaction fees, brokerage commissions, taxes and any extraordinary expenses incurred by the Fund), over successive three-month periods.

Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the return of the Underlying ETF, up to the upside cap of 5.75% (prior to taking into account management fees and other Fund operating expenses) while seeking to provide a buffer against Underlying ETF losses of between 5% and 15% (prior to taking into account management fees and other Fund operating expenses) over the period from January 1, 2026 through March 31, 2026.

Innovator U.S. Equity 10 Buffer ETF - Quarterly
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity 10 Buffer ETF™ – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the return of the Underlying ETF, up to the upside cap of 3.01% (prior to taking into account management fees and other Fund operating expenses) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other Fund operating expenses) of Underlying ETF losses, over the period from January 1, 2026 through March 31, 2026.

Innovator U.S. Small Cap 10 Buffer ETF - Quarterly
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the return of the Underlying ETF ETF, up to the upside cap of 4.02% (prior to taking into account management fees and other fees) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from January 1, 2026 through March 31, 2026.